Options (Details) - $ / shares	9 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Options
Options Outstanding, Beginning of period	1,309,000	1,489,500
Expired		85,000
Options Outstanding, End of period	1,309,000	1,404,500
Options exercisable, end of period	1,309,000	1,404,500
Weighted average exercise price outstanding, Beginning	$ 0.35	$ 2.40
Weighted average exercise price, Expired		32.70
Weighted average exercise price outstanding, Ending	0.35	0.55
Weighted average exercise price, Options exercisable end of period	0.35	0.55
Weighted average grant date fair value, Beginning	0.27	1.80
Weighted average grant date fair value, Expired		25.08
Weighted average grant date fair value, Ending	0.27	0.38
Weighted average grant date fair value, Options exercisable end of period	$ 0.27	$ 0.38